Convertible Debentures	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Convertible debentures
13.	Convertible debentures

a)
During the year ended December 31, 2018, the Company issued $351,000 in convertible debentures; incurring financing costs of $31,113 for a net amount of $319,887. On January 11, 2019, the Company completed an additional financing of $249,000 in convertible debentures from the same lender; incurring financing costs of $20,284 for a net amount of $228,716. The debentures were unsecured, accrued simple interest at 6% per annum and had an original maturity date of November 30, 2021. The convertible debentures automatically converted at the earlier of:

(i)	Qualified financing conversion – if the Company raises gross proceeds of at least $2,000,000, other than convertible notes.

(ii)	Liquidity event – if the Company sells shares or assets, which triggers a change in control.

(iii)	Maturity date – November 30, 2021.

As the number of common shares to be issued were variable, the convertible debentures were accounted for as a financial liability. The financing costs had been netted against the principal balance of the debentures and were accreted over the term of the debentures using the effective interest method. During the year ended December 31, 2020, the Company recognized interest and accretion expense of $53,668.

During the year ended December 31, 2020, the convertible debentures were converted into 5,084,394 common shares as a result of the completion of a qualified financing. The difference between the fair value of the common shares issued and the carrying value of the convertible debentures at the time of conversion of $615,000, was recorded as a finance expense during the year ended December 31, 2020.

b)
On June 20, 2019, the Company completed a financing of convertible debentures in the principal amount of $300,000, which bore compound interest at 1.5% per month, and originally matured on December 31, 2019. In connection with the issuance of the debentures, the Company paid a finders’ fee of $30,000 and received a net amount of $270,000. On December 5, 2019, the Company entered into an amending agreement whereby the maturity date was extended to June 30, 2020. These debentures became convertible if the Company undergoes a change of control, amalgamation, merger or other business combination resulting in a “going public transaction”, or in the process of any such transaction raises funds in excess of $2,000,000 as part of the Company’s “going public transaction” (“
Qualified Financing
”).

As the number of common shares to be issued were variable, the convertible debentures were accounted for as a financial liability. The convertible debentures were accreted up over the payment term using the effective interest method. During the year ended December 31, 2020, the Company recognized interest and accretion expense of $30,663.

During the year ended December 31, 2020, the convertible debentures were converted into 1,692,995 common shares as a result of the completion of a Qualified Financing. The difference between the fair value of the common shares issued and the carrying value of the convertible debentures at the time of conversion of $63,000, was recorded as a finance expense during the year ended December 31, 2020.

c)
During the year ended December 31, 2019, the Company entered into convertible promissory notes totalling $86,400, of which $75,000 were received for cash and $11,400 in consideration for consulting fees. The debentures had the same terms as the convertible debentures described in Note 13(a) above.

During the year ended December 31, 2020, the Company recognized interest expense totalling $2,626.

During the year ended December 31, 2020, the convertible promissory notes were converted into 717,327 common shares as a result of the completion of a qualified financing. The difference between the fair value of the common shares issued and the carrying value of the convertible debentures at the time of conversion of $87,000, was recorded as a finance expense during the year ended December 31, 2020.

13.	Convertible debentures
The Company’s convertible debentures outstanding as at December 31, 2020, are as follows:

	Opening	Interest and accretion expense	Conversion	Total
a)	$602,252	$53,668	$(655,920)	$—
b)	329,099	30,663	(359,762)	—
c)	89,914	2,626	(92,540)	—

	$1,021,265	$86,957	$(1,108,222)	$—

a)
During the year ended December 31, 2018, the Company issued $351,000 in convertible debentures; incurring financing costs of $31,113 for a net amount of $319,887. On January 11, 2019, the Company completed an additional financing of $249,000 in convertible debentures from the same lender; incurring financing costs of $20,284 for a net amount of $228,716. The debentures were unsecured, accrued simple interest at 6% per annum and had an original maturity date of November 30, 2021. The convertible debentures automatically converted at the earlier of:

(i)	Qualified financing conversion – if the Company raises gross proceeds of at least $2,000,000, other than convertible notes.

(ii)	Liquidity event – if the Company sells shares or assets, which triggers a change in control.

(iii)	Maturity date – November 30, 2021.
As the number of common shares to be issued were variable, the convertible debentures were accounted for as a financial liability. The financing costs had been netted against the principal balance of the debentures and were accreted over the term of the debentures using the effective interest method. During the year ended December 31, 2020, the Company recognized interest and accretion expense of $53,668 (2019 – $41,031).
During the year ended December 31, 2020, the convertible debentures were converted into 5,084,394 common shares as a result of the completion of a qualified financing. The difference between the fair value of the common shares issued and the carrying value of the convertible debentures at the time of conversion of $615,000, was recorded as a finance expense during the year ended December 31, 2020.

b)
On June 20, 2019, the Company completed a financing of convertible debentures in the principal amount of $300,000, which bore compound interest at 1.5% per month, and originally matured on December 31, 2019. In connection with the issuance of the debentures, the Company paid a finders’ fee of $30,000 and received a net amount of $270,000. On December 5, 2019, the Company entered into an amending agreement whereby the maturity date was extended to June 30, 2020. These debentures became convertible if the Company undergoes a change of control, amalgamation, merger or other business combination resulting in a “going public transaction”, or in the process of any such transaction raises funds in excess of $2,000,000 as part of the Company’s “going public transaction” (“
Qualified Financing
”).

As the number of common shares to be issued were variable, the convertible debentures were accounted for as a financial liability. The convertible debentures were accreted up over the payment term using the effective interest method. During the year ended December 31, 2020, the Company recognized interest and accretion expense of $30,663 (2019 – $59,099).
During the year ended December 31, 2020, the convertible debentures were converted into 1,692,995 common shares as a result of the completion of a Qualified Financing. The difference between the fair value of the common shares issued and the carrying value of the convertible debentures at the time of conversion of $63,000, was recorded as a finance expense during the year ended December 31, 2020.

c)
During the year ended December 31, 2019, the Company entered into convertible promissory notes totalling $86,400, of which $75,000 were received for cash and $11,400 in consideration for consulting fees. The debentures had the same terms as the convertible debentures described in a) above.

During the year ended December 31, 2020, the Company recognized interest expense totalling $2,626 (2019 – $3,514).
During the year ended December 31, 2020, the convertible promissory notes were converted into 717,327 common shares as a result of the completion of a qualified financing. The difference between the fair value of the common shares issued and the carrying value of the convertible debentures at the time of conversion of $87,000, was recorded as a finance expense during the year ended December 31, 2020.